Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Common stock, issued (in shares)	7,891,000	5,941,000	[1]	5,627,000	[1]
Common stock, shares outstanding (in shares)	7,891,000	5,941,000	[1]	5,627,000	[1]
ElectraMeccanica Vehicles Corp
Common stock, issued (in shares)		119,292,132		119,287,917
Common stock, shares outstanding (in shares)		119,292,132		119,287,917

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.